SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Calculation Basic and Diluted Net Income Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net loss	$ (690,565)	$ 1,906,751	$ (655,249)	$ 5,782,101
Denominator:
Basic weighted average shares outstanding					15,737,185	12,860,378
Basic weighted average shares outstanding	3,803,176	17,893,462	3,949,868	17,893,462	15,737,185	12,860,378
Diluted weighted average shares outstanding	3,803,176	17,893,462	3,949,868	17,893,462	15,737,185	12,860,378
Basic net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Diluted net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Class B Common Stock
Numerator:
Allocation of net loss	$ (430,666)	$ 479,583	$ (555,157)	$ 1,454,302
Denominator:
Basic weighted average shares outstanding					4,500,528	4,534,875
Basic weighted average shares outstanding	2,371,823	4,500,528	3,346,509	4,500,528	4,500,528	4,534,875
Diluted weighted average shares outstanding	2,371,823	4,500,528	3,346,509	4,500,528	4,500,528	4,534,875
Basic net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Diluted net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37